UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York           February 11, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $338,139
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                    Name

NONE


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                                           VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------------   -----      --------   -------   --- ----  ----------  --------  ----    ------  ----
BANK OF AMERICA CORPORATION    UNIT 99/99/9999  060505419   31,023    2,079,312 SH        SOLE        NONE      2,079,312
BURLINGTON NORTHN SANTA FE C   COM              12189T104    6,913       70,100 SH        SOLE        NONE         70,100
CHATTEM INC                    COM              162456107    6,957       74,563 SH        SOLE        NONE         74,563
FINANCIAL FED CORP             COM              317492106   21,695      788,905 SH        SOLE        NONE        788,905
I2 TECHNOLOGIES INC            COM NEW          465754208   14,194      742,368 SH        SOLE        NONE        742,368
MPS GROUP INC                  COM              553409103   41,275    3,004,031 SH        SOLE        NONE      3,004,031
MARVEL ENTERTAINMENT INC       COM              57383T103  146,599    2,713,149 SH        SOLE        NONE      2,713,149
PEPSI BOTTLING GROUP INC       COM              713409100   12,945      345,208 SH        SOLE        NONE        345,208
PEPSIAMERICAS INC              COM              71343P200    8,980      306,920 SH        SOLE        NONE        306,920
SUN MICROSYSTEMS INC           COM NEW          866810203    1,331      142,017 SH        SOLE        NONE        142,017
3COM CORP                      COM              885535104    5,545      739,295 SH        SOLE        NONE        739,295
VARIAN INC                     COM              922206107    1,546       30,000 SH        SOLE        NONE         30,000
XTO ENERGY INC                 COM              98385X106   37,937      815,325 SH        SOLE        NONE        815,325
FGX INTERNATIONAL HLDGS LTD    ORD SHS          G3396L102    1,199       61,200 SH        SOLE        NONE         61,200



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